Other Financial Statement Disclosures - Long Term Debt (Details) - USD ($) $ in Millions	Mar. 31, 2018	Dec. 31, 2017	Jan. 09, 2017
Debt Instrument [Line Items]
Long-term Debt	$ 2,510.5	$ 2,510.3
Subject Notes [Member] | 5% Senior Notes, due September 2017 [Member]
Debt Instrument [Line Items]
Principal amount			$ 92.1
Subject Notes [Member] | 7.875% Senior Notes, due August 2019 [Member]
Debt Instrument [Line Items]
Long-term Debt	$ 200.9	$ 200.9
Stated rate	7.875%	7.875%
Principal amount	$ 201.4	$ 201.4
Effective rate	8.00%	8.00%
Subject Notes [Member] | 4.875% Senior Notes, due June 2022 [Member]
Debt Instrument [Line Items]
Long-term Debt	$ 624.4	$ 624.6
Stated rate	4.875%	4.875%
Principal amount	$ 620.8	$ 620.8
Effective rate	4.70%	4.70%
Subject Notes [Member] | 4.75% Senior Notes, due January 2024 [Member]
Debt Instrument [Line Items]
Long-term Debt	$ 396.0	$ 395.9
Stated rate	4.75%	4.75%
Principal amount	$ 398.1	$ 398.1
Effective rate	4.80%	4.80%
Subject Notes [Member] | 7.375% Senior Note Payable Due June 2025 [Member]
Debt Instrument [Line Items]
Long-term Debt	$ 497.6	$ 497.5
Stated rate	7.375%	7.375%
Principal amount	$ 500.0	$ 500.0
Effective rate	7.40%	7.40%
Subject Notes [Member] | 5.4% Senior Notes due, December 2042 [Member]
Debt Instrument [Line Items]
Long-term Debt	$ 395.2	$ 395.1
Stated rate	5.40%	5.40%
Principal amount	$ 400.0	$ 400.0
Effective rate	5.40%	5.40%
Subject Notes [Member] | 5.85% Senior Notes, due January 2044 [Member]
Debt Instrument [Line Items]
Long-term Debt	$ 396.4	$ 396.3
Stated rate	5.85%	5.85%
Principal amount	$ 400.0	$ 400.0
Effective rate	5.90%	5.90%